Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments
Financial Instruments

(30)Financial Instruments

a)Classification

Below is a breakdown of the financial instruments by nature, category and fair value. The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousands of Euros
	31/12/2024
	Carrying amount							Fair Value
	Financial assets		Financial		Financial	Other
	at amortised	Financial assets	assets at FV		liabilities at	financial
	costs	at FVTPL	through OCI	Hedges	amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	6,127	416,131	—	—	—	422,258	422,258	—	—	422,258
Derivative instruments	—	—	—	7,246	—	—	7,246	—	7,246	—	7,246
Trade receivables	—	—	531,674	—	—	—	531,674	—	531,674	—	531,674
Financial assets measured at fair value	—	6,127	947,805	7,246	—	—	961,178

Non-current financial assets	67,053	—	—	—	—	—	67,053
Other current financial assets	237,510	—	—	—	—	—	237,510
Trade and other receivables	251,334	—	—	—	—	—	251,334
Cash and cash equivalents	979,780	—	—	—	—	—	979,780
Financial assets measured at amortized cost	1,535,677	—	—	—	—	—	1,535,677

Derivatives instruments	—	(5,863)	—	—	—	—	(5,863)	—	(5,863)	—	(5,863)
Financial liabilities measured at fair value	—	(5,863)	—	—	—	—	(5,863)

Senior Unsecured & Secured Notes	—	—	—	—	(5,356,195)	—	(5,356,195)	(5,230,596)	—	—	(5,230,596)
Promissory Notes	—	—	—	—	(73,177)	—	(73,177)
Senior secured debt	—	—	—	—	(2,310,427)	—	(2,310,427)	—	(2,360,113)	—	(2,360,113)
Other bank loans	—	—	—	—	(345,905)	—	(345,905)
Lease liabilities	—	—	—	—	(1,141,379)	—	(1,141,379)
Other financial liabilities	—	—	—	—	(933,784)	—	(933,784)
Trade and other payables	—	—	—	—	(1,062,483)	—	(1,062,483)
Other current liabilities	—	—	—	—	—	(318,427)	(318,427)
Financial liabilities measured at amortized cost	—	—	—	—	(11,223,350)	(318,427)	(11,541,777)
	1,535,677	264	947,805	7,246	(11,223,350)	(318,427)	(9,050,785)

	Thousands of Euros
	31/12/2023
	Carrying amount							Fair Value
	Financial assets	Financial	Financial		Financial	Other
	at amortised	assets at	assets at FV		liabilities at	financial
	costs	FVTPL	through OCI	Hedges	amortised cost	liabilities	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	7	11,131	—	—	—	11,138	7	—	11,131	11,138
Derivative instruments	—	—	—	24,688	—	—	24,688	—	24,688	—	24,688
Trade receivables	—	—	213,231	—	—	—	213,231	—	213,231	—	213,231
Financial assets measured at fair value (*)	—	7	224,462	24,688	—	—	249,057

Non-current financial assets	164,498	—	—	—	—	—	164,498
Other current financial assets	116,588	—	—	—	—	—	116,588
Trade and other receivables	506,815	—	—	—	—	—	506,815
Cash and cash equivalents	529,577	—	—	—	—	—	529,577
Financial assets measured at amortized cost (*)	1,317,478	—	—	—	—	—	1,317,478

Derivatives instruments	—	(10,144)	—	—	—	—	(10,144)	—	—	—	—
Financial liabilities measured at fair value	—	(10,144)	—	—	—	—	(10,144)	—	(10,144)	—	(10,144)

Senior Unsecured & Secured Notes	—	—	—	—	(4,568,130)	—	(4,568,130)	—	—	—	—
Promissory Notes	—	—	—	—	(114,188)	—	(114,188)	(4,364,798)	—	—	(4,364,798)
Senior secured debt	—	—	—	—	(3,179,333)	—	(3,179,333)	—	—	—	—
Other bank loans	—	—	—	—	(1,144,459)	—	(1,144,459)	—	(3,332,560)	—	(3,332,560)
Lease liabilities	—	—	—	—	(1,111,329)	—	(1,111,329)
Other financial liabilities	—	—	—	—	(929,636)	—	(929,636)
Trade and other payables	—	—	—	—	(956,136)	—	(956,136)
Other current liabilities	—	—	—	—	—	(283,366)	(283,366)
Financial liabilities measured at amortized cost (*)	—	—	—	—	(12,003,211)	(283,366)	(12,286,577)
	1,317,478	(1,087)	215,313	24,688	(12,003,211)	(283,366)	(10,730,185)

(*) Restated figures (Note 2.d.)

b)Measurement of fair value

In order to determine the fair value of financial assets or liabilities, the Group uses the following hierarchy based on the relevance of the variables used:

●	Level 1: estimations based on quoted prices of the instrument.
●	Level 2: estimations based on significant observable variables coming directly from the market.
●	Level 3: estimations based on valuation techniques other than observable variables in the market, mainly discounted cash flows.

c)Financial risk management

This item provides information on the Group’s exposure to risk associated with the use of financial instruments, the Group’s objectives and procedures to measure and mitigate this risk, and the Group’s capital management strategy.

The Group is exposed to the following risks

●	Credit risk
●	Liquidity risk
●	Market risk: includes interest rate risk, currency risk and other price risks.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, define appropriate risk limits and controls and to control risks and comply with limits. Risk management policies and procedures are reviewed regularly so that they reflect changes in market conditions and the Group’s activities. The Group’s management procedures and rules are designed to create a strict and constructive control environment in which all employees understand their duties and obligations.

The Group’s Audit Committee supervises how management controls compliance with the Group’s risk management procedures and policies and reviews whether the risk management policy is suitable considering the risks to which the Group is exposed. This committee is assisted by Internal Audit which acts as supervisor. Internal Audit performs regular and ad hoc reviews of the risk management controls and procedures and reports its findings to the Audit Committee.

(i)Credit risk

Credit risk is the risk to which the Group is exposed in the event that a customer or counterparty to a financial instrument fails to discharge a contractual obligation, and mainly results from trade receivables and the Group’s investments in financial assets.

The primary risk involves late payments from public entities, which is mitigated through the possibility of claiming interest as foreseen by Spanish legislation. No significant bad debt or late payment issues have been detected for sales to private entities.

The Group recognizes impairment based on its best estimate of the expected losses on trade and other receivables. The main impairment losses recognized are due to specific losses relating to individually identified risks. At year end, these impairment losses are immaterial.

For trade receivables the Group uses the simplified approach, estimating lifetime expected credit losses, while for all other financial assets the Group uses the general approach for calculating expected credit losses. In both cases, due to the customers’ credit rating, as well as the internal classification systems currently in place for new customers and considering that collection periods are mostly around 30 days, there is no significant impact for the Group.

Exposure to credit risk

Grifols is exposed to credit risk from its operating activities, primarily through contractual assets, trade receivables, and other receivables, as well as from financing activities and the Group’s financial assets.

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2024 and 2023 maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Reference	31/12/2024	31/12/2023

Non-current financial assets	Note 11	490,492	176,676
Other current financial assets	Note 11	243,574	140,232
Contractual assets	Note 14	36,036	47,751
Trade receivables	Note 15	705,452	645,113
Other receivables	Note 15	16,119	31,594
Cash and cash equivalents	Note 16	979,780	529,577
		2,471,453	1,570,943

Grifols regularly monitors its credit risk exposure with banks. The Group maintains a low credit risk profile by holding cash positions and derivative contracts with highly solvent financial institutions.

The Group has assessed the collectability of financial assets, and concluded that there is no significant risk of default.

The carrying amount of receivables and contractual assets by geographical area, at 31 December 2024 and 2023 is as follows:

	Thousands of Euros
Carrying amount	31/12/2024	31/12/2023*

Spain	59,667	57,800
EU countries	116,367	79,951
United States of America	45,644	13,572
Other European countries	92,170	82,822
Other regions	427,640	458,719
	741,488	692,864

(*) Restated figures (Note 2.d.)

Impairment losses

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2024 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	621,498	(626)	620,872
Past due 0-30 days	0.19%	18,556	(566)	17,990
Past due 31-60 days	0.62%	24,577	(150)	24,427
Past due 61-90 days	2.03%	17,301	(438)	16,863
Past due 91-180 days	3.01%	36,366	(1,065)	35,301
Past due 181-365 days	8.52%	15,930	(1,342)	14,588
More than one year	100.00%	16,739	(5,292)	11,447
		—	—	—
Customers with objective evidence of impairment		11,388	(11,388)	—
		762,355	(20,867)	741,488

An impairment matrix based on the length of time overdue was used to monitor receivables portfolios that do not show any specific indications of impairment in individual cases. For trade receivables related to customers from the Middle East which are overdue by more than one year, the flat-rate percentages from the impairment matrix were adjusted due to special default patterns.

The following represent the carrying amount of the trade and other receivables and contractual assets categorized by due date as of 31 December 2023 is as follows:

	Thousands of Euros
				Total net third
		Total gross carrying		party trade
	ECL Rate	amount	Provision	receivables
Not matured	0.19%	524,699	(560)	524,136
Past due 0-30 days	0.19%	106,323	(246)	106,077
Past due 31-60 days	0.62%	19,428	(119)	19,309
Past due 61-90 days	2.03%	6,398	(120)	6,278
Past due 91-180 days	3.01%	9,283	(279)	9,004
Past due 181-365 days	8.52%	6,749	(573)	6,176
More than one year	100.00%	25,982	(4,101)	21,884

Customers with objective evidence of impairment		25,578	(25,578)	—
		724,440	(31,576)	692,864

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2024	31/12/2023	31/12/2022

Opening balance	31,576	32,291	24,009
Net charges for the year	5,302	7,322	14,074
Net cancellations for the year	(16,511)	(7,237)	(6,949)
Transfers	—	47	53
Translation differences	500	(847)	1,104
Closing balance	20,867	31,576	32,291

(ii)Liquidity risk

Liquidity risk is the risk that the Group cannot meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure where possible, that it always has sufficient liquidity to settle its obligations at the maturity date, both in normal conditions and in times of financial stress, to avoid incurring unacceptable losses or tarnishing the Group’s reputation.

The Group manages liquidity risk on a prudent basis, based on availability of cash and sufficient committed unused long-term credit facilities, enabling the Group to implement its business plans and carry out operations using stable and secure sources of financing.

Liquidity at the end of the period stood at Euros 2.259.088 thousand (including undrawn committed credit lines), with the following details:

	Thousands of euros
	31/12/2024	31/12/2023
Current deposits	5,100	6,506
Cash in hand and at banks	974,680	523,071
Total cash and cash equivalents	979,780	529,577
Undrawn committed credit lines	1,279,308	615,328
Total Liquidity	2,259,088	1,144,905

The Credit Agreement establishes a limitation on the use of the “revolving line” that has not been exceeded as of 31 December 2023 and 2024.

The Group is able to provide sufficient liquidity to fund its current obligations based on cash flows from operations combined with cash balances and availability of unused credit lines, and it is committed to maintaining elevated and adequate levels of liquidity through internally generated cash flows. Additionally, currently the Group does not generate significant cash in any country that might have restrictions on the repatriation of funds.

As in previous years, the Group continues with its quarterly program for optimization of working capital, which is mainly based on contracts to sell receivables without recourse.

The main contractual obligations existing at the end of the fiscal year comprise mainly long-term financial debt obligations with capital repayments and interest payments (see note 21).

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros

			Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/2024	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	2,656,332	3,162,629	361,583	110,212	176,452	2,514,382	0
Other financial liabilities	Note 21	933,785	1,488,690	185,618	6,871	115,842	414,309	766,050
Bonds and other marketable securities	Note 21	5,429,372	6,959,491	246,359	146,625	293,250	3,673,257	2,600,000
Lease liabilities	Note 21	1,141,379	1,774,521	58,267	58,267	117,233	319,410	1,221,344
Payable to suppliers	Note 22	852,305	852,305	847,854	4,451	0	0	0
Other current liabilities	Note 23	41,277	41,277	24,276	16,997	4	0	0
Financial derivatives	Note 30(d)	5,863	5,863	5,863	0	0	0	0
Total		11,060,313	14,284,776	1,729,820	343,423	702,777	6,921,358	4,587,394

		Thousands of Euros

			Contractual	6 months	6 - 12	1-2	2 - 5	More than
Carrying amount	Reference	31/12/2023	flows	or less	months	years	years	5 years
Financial liabilities
Bank loans	Note 21	4,323,792	5,329,182	611,387	327,923	650,970	3,738,902	0
Other financial liabilities	Note 21	929,635	1,518,616	181,800	1,855	116,398	455,467	763,096
Bonds and other marketable securities	Note 21	4,682,319	5,304,861	187,543	73,571	1,978,190	3,065,557	0
Lease liabilities (*)	Note 21	1,111,328	1,562,912	53,551	53,551	126,133	326,253	1,003,424
Payable to suppliers (*)	Note 22	822,955	813,114	811,943	1,171	0	0	0
Other current liabilities (*)	Note 23	17,398	16,651	16,496	155	0	0	0
Financial derivatives	Note 30(d)	10,144	10,144	10,133	0	11	0	0
Total		11,897,571	14,555,480	1,872,853	458,226	2,871,702	7,586,179	1,766,520

(*) Restated figures (Note 2.d.)

Detail of contractual commitments is disclosed in Note 29 e) and 10.

(iii)Currency risk

The Group operates internationally and is therefore exposed to currency risk when operating with foreign currencies, especially with regard to the US Dollar. Currency risk is associated with future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. The conversion risk affecting net assets of the Group’s foreign operations in US Dollars is mitigated primarily through borrowings in this foreign currency.

The Group’s main exposure to currency risk is with regard to the US Dollar, which is used in a significant percentage of transactions in foreign functional currencies.

The financing obtained in Euros represents 66% of the total financial debt of the Group and amounts to Euros 5,924 million at 31 December 2024 (62% and Euros 6,032 million at 31 December 2023). In this breakdown, ‘Group debt’ refers only to the nominal amount of the financial debt.

Until September 13, 2024, when the currency swap was canceled, part of the US Dollar debt of the Group was covered by a currency swap to hedge the exposure to the associated currency risk.

The Group applied the cost of hedging method. This method enabled the Group to exclude the currency basis spread from the designated hedging instrument and, subject to certain requirements, changes in their fair value attributable to this component were recognized in other comprehensive income.

Details of the Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2024
	Euros (*)	US Dollars (**)
Trade receivables	2,818	72,051
Receivables from Group companies	118,959	16,264
Loans to Group companies	4,644,337	—
Cash and cash equivalents	452,729	25,683
Trade payables	(21,791)	(17,219)
Payables to Group companies	(74,394)	(44,576)
Loans from Group companies	(5,428,382)	(5,849)
Bank loans	(10,625)	—

Balance sheet exposure	(316,349)	46,354

(*)   Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2023
	Euros (*)	US Dollars (**)
Trade receivables	2,278	47,772
Receivables from Group companies	121,173	10,908
Loans to Group companies	4,818,407	41
Cash and cash equivalents	7,296	2,026
Trade payables	(38,610)	(43,682)
Payables to Group companies	(119,801)	(30,643)
Loans from Group companies	(4,650,080)	—
Bank loans	(336,250)	—

Balance sheet exposure	(195,587)	(13,578)

(*)   Balances in Euros in subsidiaries with US Dollar functional currency

(**) Balances in US Dollar in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2024 and 2023 year ends are as follows:

	Closing exchange rate
Euros	31/12/2024	31/12/2023

US Dollars	1.0390	1.1050

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2024, total equity would have increased by Euros 1,067,890 thousand (Euros 820,616 thousand at 31 December 2023) and profit due to foreign exchange differences would have decreased by Euros 27,000 thousand (Euros 20,638 thousand at 31 December 2023). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A 10% weakening of the US Dollar against the Euro at 31 December 2024 and 31 December 2023 would have had the opposite effect for the amounts shown above, all other variables being held constant.

The Group uses hedge accounting to partially hedge the currency risk exposure (See note 30(d)).

(iv)Interest rate risk

The Group’s interest rate risks arise from current and non-current borrowings. Borrowings at variable interest rates expose the Group to cash flow interest rate risks. Fixed-rate borrowings expose the Group to fair value interest rate risk.

The objective of the management of interest rate risk is to achieve a balance in the structure of the debt, keeping part of the external resources issued at a fixed rate and covering part of the variable rate debt through hedges.

A significant part of the financing obtained accrues interest at fixed rates, representing 71% of the total debt of the Group at 31 December 2024 (59% at 31 December 2023). It mainly includes corporate senior notes, European Investment Bank loans, as well as the agreement with GIC (Sovereign Fund of Singapore) (see note 21).

Variable-rate debt represents 29% of the total debt at 31 December 2024 (41% at 31 December 2023) and includes mainly the senior secured debt (see note 21(b)).

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Fixed-interest financial instruments	6,430,225	5,696,851
Financial liabilities	6,430,225	5,696,851
Variable-interest financial instruments	2,540,968	3,956,154
Financial liabilities	2,540,968	3,956,154
	8,971,193	9,653,005

Had the interest rate been 100 basis points higher at 31 December 2024 the interest expense would have increased by Euros 29,954 thousand (Euros 34,114 thousand at 31 December 2023). As the Group does not have any hedging derivatives in place, the net effect on cash interest payments would have increased by the same amount.

In this breakdown, “financial liabilities” and “total debt” refer solely to the nominal amount of the debt.

(v) Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the hemoderivatives business in a highly concentrated sector.

d)Financial derivatives

At 31 December 2024 and 2023 the Group has recognized the following derivatives:

		Thousands of Euros
		Notional at	Notional at	Value at	Value at
Financial derivatives	Currency	31/12/2024	31/12/2023	31/12/2024	31/12/2023	Maturity
Cross currency interest rate swap	US Dollar	—	500,000	—	20,538	15/10/2024
Cross currency interest rate swap	US Dollar	—	205,000	—	(140)	15/10/2024
Foreign exchange rate forward	Swiss Franc	12,000	10,000	—	378	11/2/2025
Foreign exchange rate forward	Canadian dollar	240,202	32,667	3,654	450	11/02/2025
Foreign exchange rate forward	Pound Sterling	4,500	—	786	—	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,200,000	700,000	438	—	18/2/2025
Foreign exchange rate forward	Australian dollar	9,000	—	278	—	28/1/2025
Foreign exchange rate forward	Brazilian real	70,000	—	288	—	18/2/2025
Foreign exchange rate forward	Czech crown	160,000	160,000	—	191	18/2/2025
Foreign exchange rate forward	Mexican Peso	50,000	90,000	—	193	18/2/2025
Foreign exchange rate forward	Turkish lira	—	87,835	—	44	31/1/2024
Foreign exchange rate forward	US Dollar	—	7,700	—	92	29/2/2024
Foreign exchange rate forward	Euro	240,246	40,000	315	1,412	30/1/2025
Energy PPA	Euro / KwH	—	—	1,486	1,529	31/12/2032
Total derivative assets				7,245	24,687

Cross currency interest rate swap	US Dollar	—	205,000	—	(7,712)	13/9/2024
Foreign exchange rate forward	Canadian dollar	228,917	42,560	(1,172)	(2,081)	11/2/2025
Foreign exchange rate forward	US Dollar	39,385	2,000	(764)	(2)	26/2/2025
Foreign exchange rate forward	Czech crown	160,000	160,000	(124)	(13)	18/2/2025
Foreign exchange rate forward	Pound Sterling	4,500	8,500	(353)	(122)	18/2/2025
Foreign exchange rate forward	Japanese Yen	1,200,000	700,000	(309)	(214)	18/2/2025
Foreign exchange rate forward	Euro	240,246	40,000	(2,615)	—	30/1/2025
Foreign exchange rate forward	Mexican Peso	50,000	90,000	(64)	—	18/2/2025
Foreign exchange rate forward	Australian dollar	9,000	—	(7)	—	28/1/2025
Foreign exchange rate forward	Swiss Franc	12,000	10,000	(455)	—	11/2/2025
Total derivative liabilities				(5,863)	(10,144)

(i)Hedging derivative financial instruments

On 5 October 2021, the Group subscribed three cross currency interest-rate swaps with a notional amount of US Dollars 500 million to hedge part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It is a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

●	The Group receives a loan of Euros 431.6 million at a nominal interest rate of 3.78%.
●	The Group grants a US Dollars 500 million loan at a nominal interest rate of 4.75%.

On 28 June 2022, the Group subscribed one cross currency interest-rate swap with a notional amount of US Dollars 205 million to hedge the remaining part of the Euro equivalent value of the US Dollar unsecured notes issued in October 2021. It is a fixed-to-fixed USD/EUR cross currency swap with the following characteristics:

●	The Group receives a Euros 194 million loan at a nominal interest rate of 3.1046%.
●	The Group grants a US Dollars 205 million loan at a nominal interest rate of 4.75%.

On September 13, 2024, the cross-currency swap was terminated early. As of December 31, 2024, the Group recognized a net financial income of Euros 4,348 thousand under the heading ‘Fair Value Change in Financial Instruments’ in the Consolidated Statements of Profit and Loss (Euros 546 thousand as of December 31, 2023).

The derivative complies with the criteria required for hedge accounting. See further details in notes 4(i).

(ii)Derivative financial instruments at fair value through profit and loss

The Group has contracted several forward exchange rate hedges to partially cover the foreign currency value of intercompany loans. Since the Group has chosen not to apply hedge accounting, the gains or losses resulting from changes in the fair value of the derivative are recognized directly under the heading ‘Fair Value Change in Financial Instruments’ in the Consolidated Statements of Profit and Loss. As of December 31, 2024, the Group recognized a net financial income of Euros 15,534 thousand (Euros 2,005 thousand financial expense as of December 31, 2023).

(iii)Electricity derivative

At the beginning of 2023, the Company contracted a hedge on the variation of the price of electricity. This contract has served in its entirety to cover the purchase price of electricity against potential market price increases. The energy price hedging derivatives meet the requirements to apply hedge accounting, so the variations in the value of this financial instrument are recorded (by the net amount of taxes) in equity.

The movement in derivative financial instruments is as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Opening balance	14,543	34,923
Business combination	—	—
Changes in fair value recognized in equity	(1,690)	1,914
Transfer to profit or loss	27,267	5,775
Transfer to profit or loss - translation differences	(208)	(23,037)
Tax effect	(963)	(84)
Collections / Payments	(37,568)	(4,948)
Closing balance	1,381	14,543

e)Capital management

The board of directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The capital structure is periodically reviewed through the preparation of strategic plans focused mainly on a sequential improvement of EBITDA (Earnings before interest, tax, amortization and depreciation), generation of operating cash and discipline in the allocation of capital; with the objective and commitment to reduce the leverage ratio.

In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2024 and 2023, the Group complies with the covenants in the contract.

The credit rating of the Group is as follows:

December 2024
Moody’s Investors	Corporate rating	B3
	Senior secured debt	B2
	Senior Unsecured debt	Caa2
	Perspective	Positive

Standard & Poor’s	Corporate rating	B+
	Senior secured debt	B+
	Senior Unsecured debt	B-
	Perspective	Stable

Fitch Ratings	Corporate rating	B+
	Senior secured debt	BB-
	Senior Unsecured debt	B-
	Perspective	Stable

The Parent held Class A and B treasury stock equivalent to 1.04% of its capital at 31 December 2024 (1.23% at 31 December 2023).